Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value of $0.01 per share)
Amount Registered | shares	8,208,428
Maximum Aggregate Offering Price	$ 165,425,357.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,845.24
Rule 457(f)	true
Amount of Securities Received | shares	35,381,154
Value of Securities Received, Per Share	7.09
Value of Securities Received	$ 250,852,381.86
Cash Consideration Paid	85,427,024.22
Fee Note MAOP	$ 165,425,357.64
Offering Note	This registration statement relates to the registration of the maximum number of shares of common stock, par value $0.01 per share, of MasterCraft Boat Holdings, Inc., which is referred to as MasterCraft, estimated to be issuable by the registrant pursuant to the mergers described in this registration statement and the Agreement and Plan of Merger, dated as of February 5, 2026, which, as may be amended from time to time, is referred to as the merger agreement, by and among MasterCraft, Marine Products Corporation, which is referred to as Marine Products, Titan Merger Sub 1, Inc., and Titan Merger Sub 2, LLC. The amount in the "Amount Registered" column represents the maximum number of shares of MasterCraft common stock estimated to be issuable at the first effective time, as defined in this registration statement. The number of shares of MasterCraft common stock being registered is based on (a) 35,381,154, which represents the maximum number of shares of common stock, par value $0.10 per share, of Marine Products estimated to be outstanding immediately prior to the mergers described herein and in the merger agreement (calculated as the sum of an estimate of the maximum number of Marine Products common stock outstanding as of March 12, 2026, or issuable or expected to be converted or exchanged (including in respect of Marine Products' equity awards) in connection with the mergers), multiplied by (b) the exchange ratio of 0.232 shares of MasterCraft common stock for each share of Marine Products common stock entitled to receive MasterCraft common stock in the first merger. The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) under the Securities Act, based on (i) the market value of the estimated maximum number of shares of Marine Products common stock that may be canceled and exchanged in the mergers (as set forth above), as established by the average of the high and low sales prices of Marine Products common stock on the New York Stock Exchange on March 12, 2026 of $7.09, minus (ii) $85,427,024.22, which is the product of the cash consideration per share of Marine Products common stock ($2.43) to be paid by MasterCraft in connection with the mergers multiplied by 35,155,154, the maximum number of shares of Marine Products common stock estimated as of March 12, 2026, to be outstanding immediately prior to the mergers, including Marine Products common stock issuable or expected to be converted or exchanged (including in respect of Marine Products' equity awards), in connection with the mergers, except for certain restricted stock awards.